Prepayments - Schedule of Prepayments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Prepayments Abstract
Prepayments for the hardware devices	$ 39,606,638		$ 38,428,594
Prepayments for the services cost	99,858
Less: Provision for credit loss	(39,606,638)		(19,214,297)
Total Prepayments for the services cost	$ 99,858	$ 19,214,297	$ 19,214,297